(Loss) / earnings per share	12 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
(Loss) / earnings per share	Earnings / (loss) per share
The calculation of both basic and diluted loss per share is based on net loss attributable to equity holders of the parent and weighted average outstanding shares of:

	For the year ended December 31,
In thousands of U.S. dollars except for share data	2020	2019	2018
Net income / (loss) attributable to equity holders of the parent - basic	$94,124	$(48,490)	$(190,071)
Convertible notes interest expense	—	—	—
Convertible notes deferred financing amortization	—	—	—
Net income / (loss) attributable to equity holders of the parent - diluted	$94,124	$(48,490)	$(190,071)

Basic weighted average number of shares	54,665,898	49,857,998	34,824,311
Effect of dilutive potential basic shares:
Restricted stock	1,726,413	—	—
Convertible notes	—	—	—
	1,726,413	—	—
Diluted weighted average number of shares	56,392,311	49,857,998	34,824,311

Earnings / (Loss) Per Share:
Basic	$1.72	$(0.97)	$(5.46)
Diluted	$1.67	$(0.97)	$(5.46)

During the year ended December 31, 2020, the inclusion of potentially dilutive shares relating to our Convertible Notes due 2022 (representing an aggregate of 4,004,702 shares of common stock) were excluded from the computation of diluted earnings per share because their effect would have been anti-dilutive.
During the years ended December 31, 2019 and 2018, we incurred net losses and as a result, the inclusion of potentially dilutive shares relating to unvested shares of restricted stock and our Convertible Notes due 2019 and Convertible Notes due 2022 were excluded from the computation of diluted earnings per share because their effect would have been anti-dilutive.  Accordingly, interest expense, deferred financing amortization and the potentially dilutive securities relating to the conversion of the Convertible Notes due 2019 and Convertible Notes due 2022 (representing 5,238,105, and 6,613,733 shares of common stock for the years ended December 31, 2019 and 2018, respectively) along with the potentially dilutive impact of 3,561,742 and 3,359,887 unvested shares of restricted stock were excluded from the computation of diluted earnings per share for the years ended December 31, 2019 and 2018, respectively.